EARNINGS PER COMMON AND COMMON EQUIVALENT SHARE (Detail Textuals)	3 Months Ended								12 Months Ended
	Dec. 31, 2013 CNY	Sep. 30, 2013 CNY	Jun. 30, 2013 CNY	Mar. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Earnings Per Share [Abstract]
Net income	24,920,607	43,283,357	27,246,301	7,170,983	23,852,861	24,726,357	14,943,698	24,969,877	$ 16,571,000	102,621,000	$ 14,100,000	88,493,000	$ 23,900,000	154,139,000
Number of weighted average shares, basic									16,230,165	16,230,165	16,170,107	16,170,107	16,163,696	16,163,696
Number of weighted average shares, diluted									16,711,192	16,711,192	16,717,277	16,717,277	16,456,611	16,456,611